Commitments And Contingencies (Schedule Of Changes In Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Balance at January 1	$ 41,079	$ 38,779
Accretion expense	2,645	2,464
Liabilities incurred	3,062	495
Liabilities settled	(2,091)	(392)
Revisions in estimated cash flows	(1,462)	(267)
Balance at December 31	$ 43,233	$ 41,079